Credit loss allowances of financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	₩ 455,947,675	₩ 383,245,803
Credit loss allowances of financial assets	(2,706,679)	(2,749,153)
Financial assets at amortized cost, net	453,240,996	380,496,650
Mitigation of credit risk due to collateral	165,625,171	155,365,725
Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	351,782,746	317,080,760
Credit loss allowances of financial assets	(2,696,909)	(2,739,892)
Financial assets at amortized cost, net	349,085,837	314,340,868
Mitigation of credit risk due to collateral	165,625,171	155,365,725
Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	12,962,636	17,960,096
Credit loss allowances of financial assets	(12,075)	(24,280)
Financial assets at amortized cost, net	12,950,561	17,935,816
Mitigation of credit risk due to collateral	57,087	55,008
Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	153,347,710	136,939,116
Credit loss allowances of financial assets	(506,884)	(439,558)
Financial assets at amortized cost, net	152,840,826	136,499,558
Mitigation of credit risk due to collateral	87,826,564	81,216,489
Due from banks and loans at amortized cost | Government
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	19,467,489	6,522,489
Credit loss allowances of financial assets	(5,922)	(5,274)
Financial assets at amortized cost, net	19,461,567	6,517,215
Mitigation of credit risk due to collateral	0	17,050
Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	142,037,125	133,264,866
Credit loss allowances of financial assets	(1,318,506)	(1,468,874)
Financial assets at amortized cost, net	140,718,619	131,795,992
Mitigation of credit risk due to collateral	77,732,792	74,069,579
Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	23,967,786	22,394,193
Credit loss allowances of financial assets	(853,522)	(801,906)
Financial assets at amortized cost, net	23,114,264	21,592,287
Mitigation of credit risk due to collateral	8,728	7,599
Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	58,573,094	37,677,646
Credit loss allowances of financial assets	0	0
Financial assets at amortized cost, net	58,573,094	37,677,646
Mitigation of credit risk due to collateral	0	0
Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	45,591,835	28,487,397
Credit loss allowances of financial assets	(9,770)	(9,261)
Financial assets at amortized cost, net	45,582,065	28,478,136
Mitigation of credit risk due to collateral	0	0
12-month expected credit losses | Grade 1
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	363,040,079	302,639,821
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	269,466,898	244,272,193
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	11,703,863	16,873,064
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	136,124,712	122,318,451
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Government
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	19,274,854	6,474,219
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	85,202,285	82,476,923
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	17,161,184	16,129,536
12-month expected credit losses | Grade 1 | Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	49,276,299	30,705,879
12-month expected credit losses | Grade 1 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	44,296,882	27,661,749
12-month expected credit losses | Grade 2
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	53,425,717	45,242,824
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	43,096,335	37,573,713
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,179,294	980,673
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	7,443,675	6,122,202
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Government
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	111,987	2,399
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	32,112,103	28,445,914
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,249,276	2,022,525
12-month expected credit losses | Grade 2 | Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	9,057,701	6,865,937
12-month expected credit losses | Grade 2 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,271,681	803,174
Lifetime expected credit losses | Grade 1
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	17,974,221	16,746,327
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	17,950,949	16,723,853
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	77,675	94,866
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	5,694,210	4,991,709
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Government
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	80,648	45,871
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	10,219,343	9,800,260
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,879,073	1,791,147
Lifetime expected credit losses | Grade 1 | Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	0	0
Lifetime expected credit losses | Grade 1 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	23,272	22,474
Lifetime expected credit losses | Grade 2
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	19,629,678	16,919,867
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	19,390,584	16,814,037
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,804	11,493
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	3,608,216	3,103,779
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Government
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	0	0
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	13,546,622	11,659,375
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,233,942	2,039,390
Lifetime expected credit losses | Grade 2 | Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	239,094	105,830
Lifetime expected credit losses | Grade 2 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	0	0
Impaired
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,877,980	1,696,964
Impaired | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,877,980	1,696,964
Impaired | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	0	0
Impaired | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	476,897	402,975
Impaired | Due from banks and loans at amortized cost | Government
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	0	0
Impaired | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	956,772	882,394
Impaired | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	444,311	411,595
Impaired | Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	0	0
Impaired | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	₩ 0	₩ 0